Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amortization expense	$ 0
Impairment charges	0	$ 0	$ 1,632,000
Other than temporary impairment losses investments		0	0
impairment of goodwill		0	0
Allowances for uncollectible reinsurance recoverable		0	0
Health insurance industry fee		8,000,000
Interest and penalties related to uncertain tax positions		0	0
Uncertain tax positions		0	0
Operating lease ROU assets	7,102,000	7,882,000	$ 11,097,000
Operating lease liabilities	10,232,000	11,144,000
Accounting Standards Update 2016-02 [Member]
Operating lease ROU assets		14,300,000
Operating lease liabilities		$ 17,400,000
Other Assets
Deferred policy acquisition cost	5,700,000
Other Current Assets
Deferred implementation costs	900,000
General and Administrative Expense
Deferred policy acquisition cost	$ 1,800,000